DISCONTINUED OPERATION - Statement of financial position (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	$ 29,916,400	[1]	$ 32,844,099
Financial assets investments and derivative financial instruments	38,735,122	[1]	40,508,412
Loans and advances to customers, net	243,100,035	[1]	263,274,170
Assets held for sale and inventories, net	666,361	[1]	1,106,399
Premises and equipment, net	5,406,874	[1]	5,906,064	$ 6,522,534
Right-of-use assets, lease	1,329,718	[1]	1,757,206
Goodwill and intangible assets, net	2,537,180	[1]	9,767,903
Deferred tax, net	1,750,097	[1]	763,757
Other assets, net	6,094,423	[1]	7,778,279
TOTAL ASSETS	379,752,380	[1]	372,215,382
Deposits by customers	264,413,956	[1]	279,059,401
Interbank deposits and repurchase agreements and other similar secured borrowing	706,149	[1]	1,776,965
Derivative financial instruments	4,514,630	[1]	2,679,643
Borrowings from other financial institutions	9,356,428	[1]	15,689,532
Debt instruments issued	7,409,693	[1]	11,275,216
Other liabilities	11,478,253	[1]	10,990,561
TOTAL LIABILITIES	338,756,746	[1]	327,631,107
Loans and advances to customers
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances to customers, net	256,353,981	[1]	279,453,908
Premises and equipment, net	7,939,059		8,691,093	9,062,128
Right-of-use assets, lease	2,061,344		2,739,495	2,383,508
Allowance for loans, advances, and lease losses
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances to customers, net	(13,253,946)	[1]	$ (16,179,738)	$ (16,223,103)	$ (15,479,640)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	3,517,759
Financial assets investments and derivative financial instruments	6,364,505
Loans and advances to customers, net	27,433,149
Assets held for sale and inventories, net	124,660
Premises and equipment, net	90,536
Right-of-use assets, lease	192,114
Goodwill and intangible assets, net	230,516
Deferred tax, net	403,993
Other assets, net	1,952,025
TOTAL ASSETS	40,309,257
Deposits by customers	27,293,518
Interbank deposits and repurchase agreements and other similar secured borrowing	910,189
Derivative financial instruments	19,379
Borrowings from other financial institutions	1,755,502
Debt instruments issued	3,429,730
Other liabilities	1,008,366
TOTAL LIABILITIES	34,416,684
TOTAL NET ASSETS	5,892,573
Discontinued operations | Loans and advances to customers
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances to customers, net	28,853,418
Discontinued operations | Allowance for loans, advances, and lease losses
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances to customers, net	$ (1,420,269)

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.